Significant Agreements (Details) - USD ($)					3 Months Ended		12 Months Ended
	Jul. 29, 2023	Feb. 01, 2023	May 21, 2021	Dec. 31, 2018	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 21, 2023
Significant Agreements [Line Items]
Maturity term	Jul. 14, 2025
Accounts payable					$ 1,500,000		$ 1,800,000
Milestone payments					2,500,000
Milestone payments paid					500,000
Services payments					24,650		4,278
Assets					75,031,599		87,518,032	$ 26,310,447
Research and development expenses					$ 48,964	$ 1,082,237	$ 1,949,406	4,129,688
Accrued expenses								669,000
Royalty net sales percentage							4.00%
Percentage of product							2.00%
Royalty rates				25.00%
Aggregate payments				$ 51,250,000
Development milestones costs							$ 500,000
License fee							100,000
Total amount of fee expenses	$ 800,000
Expense related to contract							3,100,000
Ology Bioservices, Inc [Member]
Significant Agreements [Line Items]
Accounts payable							685,000	476,000
Aggregate agreement amount initial agreement							4,000,000
Services payments							100,000
Aggregate amount			$ 2,800,000
Cost plus, percentage			15.00%
Assets							137,000	137,000
Research and development expenses							$ 15,000	$ 1,329,000
CHMC Agreement [Member]
Significant Agreements [Line Items]
Commercial sale term							10 years
Royalty net sales percentage							5.00%
Royalty rates							50.00%
Revenue rate							25.00%
Option fee							$ 50,000
Aggregate payments							$ 59,750,000
Oxford University Innovation Limited [Member]
Significant Agreements [Line Items]
Royalty net sales percentage				6.00%
Royalty rates				3.00%
Royalty payment				$ 250,000
Maintenance fee				10,000
St. Jude Children’s Hospital [Member]
Significant Agreements [Line Items]
Royalty rates							5.00%
Aggregate payments							$ 1,900,000
Percentage of consideration received							15.00%
License fee							$ 5,000
Annual maintenance fee							$ 10,000
University of Texas Health Science Center at San Antonio [Member]
Significant Agreements [Line Items]
Royalty net sales percentage							3.00%
Royalty rates							20.00%
Aggregate payments							$ 2,200,000
Co Development Agreement [Member]
Significant Agreements [Line Items]
Research and development expenses							$ 21,000
Laborator Corporation of America [Member]
Significant Agreements [Line Items]
Description of licensed products							●After the first sale of Proclarix as a laboratory developed test, Labcorp will pay an amount in the mid-six figures, ●after Labcorp achieves a certain amount in the low seven figures in net sales of Licensed Products, Labcorp will pay Proteomedix an amount in the low seven figures, ●after a certain amount in the mid-seven figures in net sales of Licensed Products, Labcorp will pay Proteomedix an amount in the low seven figures.
Vendor Agreement [Member]
Significant Agreements [Line Items]
Sales-related services fee	$ 800,000								$ 29,100,000
OUI Agreement [Member] | Oxford University Innovation Limited [Member]
Significant Agreements [Line Items]
Maintenance fee				20,000
UT Health Agreement [Member] | University of Texas Health Science Center at San Antonio [Member]
Significant Agreements [Line Items]
Royalty net sales percentage							5.00%
Regulatory milestones [Member]
Significant Agreements [Line Items]
Development milestones costs							$ 1,250,000
Regulatory milestones [Member] | Oxford University Innovation Limited [Member]
Significant Agreements [Line Items]
Development milestones costs				9,500,000
Regulatory milestones [Member] | St. Jude Children’s Hospital [Member]
Significant Agreements [Line Items]
Development milestones costs							600,000
Commercial milestones [Member]
Significant Agreements [Line Items]
Development milestones costs							58,000,000
Commercial milestones [Member] | Oxford University Innovation Limited [Member]
Significant Agreements [Line Items]
Development milestones costs				39,500,000
Commercial milestones [Member] | St. Jude Children’s Hospital [Member]
Significant Agreements [Line Items]
Development milestones costs							1,000,000
Commercial milestones [Member] | University of Texas Health Science Center at San Antonio [Member]
Significant Agreements [Line Items]
Development milestones costs							1,500,000
Development milestone [Member] | Oxford University Innovation Limited [Member]
Significant Agreements [Line Items]
Development milestones costs				$ 2,250,000
Development milestone [Member] | St. Jude Children’s Hospital [Member]
Significant Agreements [Line Items]
Development milestones costs							300,000
Development milestone [Member] | University of Texas Health Science Center at San Antonio [Member]
Significant Agreements [Line Items]
Development milestones costs							$ 700,000
Minimum [Member]
Significant Agreements [Line Items]
Royalty percentage					5.00%
Other party payments		$ 2,100,000
Royalties percentage		2.00%
Maximum [Member]
Significant Agreements [Line Items]
Royalty percentage					10.00%
Other party payments		$ 4,750,000
Royalties percentage		4.00%